Condensed Financial Information (Parent Company) (Support Agreements - Narrative) (Details) (Parent Company [Member], Support Agreement MetLife Assurance Limited [Member])	12 Months Ended
Dec. 31, 2013
Parent Company [Member] | Support Agreement MetLife Assurance Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Support agreement capital and surplus requirement	the greater of (a) £50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL’s capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the “FSA”) or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL’s individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.